Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Non-capital losses	$ 8,187	$ 4,902
Capital losses		32
Financing fees	2,175	1,685
Other deferred tax assets	928	691
Restricted interest and financing expenses	1,138	0
Royalties, streaming and other mineral interests	(132,009)	(133,582)
Gold-linked loan		(19)
Convertible debentures	(4,242)	(4,717)
Other deferred tax liabilities	(222)	(206)
Deferred income tax liabilities, net	$ (124,045)	$ (131,214)